UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  80 Walden Lane
          Hollis Center, ME  04042

Form 13F File Number: 028-12711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon Higgins
Title:
Phone:    203-328-7090

Signature, Place, and Date of Signing:

/s/ Sharon Higgins                Stamford, CT               11/04/08
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $106,345
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              Title of              Value     Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip      (x$1000)   PRN Amount PRN CALL Discretion  Managers  Sole   /   Shared   /   None
------------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp                     COM    005125109   $18,675    1,489,200  SH          SOLE       N/A   1,489,200
Cintas Corporation              COM    172908105    $1,279       44,548  SH          SOLE       N/A      44,548
Fiserv Inc.                     COM    337738108    $6,625      140,000  SH          SOLE       N/A     140,000
Home Depot Inc.                 COM    437076102   $20,971      810,000  SH          SOLE       N/A     810,000
Microsoft Corp.                 COM    594918104      $689       25,800  SH          SOLE       N/A      25,800
Nalco Holdings Co               COM    62985Q101   $18,204      981,900  SH          SOLE       N/A     981,900
Oil States Int'l                COM    678026105    $3,182       90,000  SH          SOLE       N/A      90,000
Petsmart Inc.                   COM    716768106   $14,332      580,000  SH          SOLE       N/A     580,000
Wright Express Corp.            COM    98233Q105   $22,388      750,000  SH          SOLE       N/A     750,000